NOTE 6 - ACCRUED EXPENSES - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses – related parties consist of the following as of December 31, 2017 and 2016:

	2017	2016
Accrued payroll and consulting – related parties	$648,167	$422,334
Accrued payroll taxes – related parties	131,877	116,553
Total	$780,044	$538,887